Cost of revenues (Tables)	12 Months Ended
Dec. 31, 2021
Cost of revenues
Schedule of Cost of revenues

	For the year ended December 31,
	2019	2020	2021
	US$	US$	US$

Revenue sharing fees and content costs	305,647	812,706	1,158,435
Payment handling costs	94,127	190,583	212,655
Bandwidth costs	101,957	120,419	96,536
Salary and welfare	56,430	102,330	116,679
Depreciation and amortization	29,480	61,021	87,339
Technical service fee	43,893	59,325	55,874
Share-based compensation	5,932	5,797	8,089
Other costs	19,454	25,965	45,543

Total	656,920	1,378,146	1,781,150